Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net earned premiums	$ 0.6	$ 0.7	$ 0.8
Net investment income	1.6	1.9	2.0
Net realized gains (losses) on investments	0.1	0.0	(0.2)
Amortization of deferred gains on disposal of businesses	0.3	0.2	0.8
Total revenues	2.6	2.8	3.4
Benefits, losses and expenses
Policyholder benefits	0.4	0.3	0.2
Underwriting, general and administrative expenses	1.0	0.6	0.8
Total benefits, losses and expenses	1.4	0.9	1.0
Income before provision for income taxes	1.2	1.9	2.4
Provision for income taxes	0.2	0.3	0.4
Net income	$ 1.0	$ 1.6	$ 2.0